Cash at Banks	12 Months Ended
Dec. 31, 2020
Cash at Banks [Abstract]
CASH AT BANKS
3.	CASH AT BANKS

(a)	CASH AND CASH EQUIVALENTS

	2020	2019
	USD ‘000	USD ‘000
Cash and bank balances*	120,303	167,767
Deposits with original maturities of three months or less	13,136	24,693
	133,439	192,460

*	This item includes cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2019: USD Nil).

(b)	TERM DEPOSITS

	2020	2019
	USD ‘000	USD ‘000
Deposits with original maturities over three months and less than one year**	138,510	119,753
Deposits with original maturities over one year	33,702	-
	172,212	119,753

**	This item includes a deposit in the amount of USD 5,000 thousand (31 December 2019: USD Nil) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is not recognised as investment income and is transferred to the reinsurance company on a semi-annual basis.

The deposits are denominated in US Dollars and other US Dollars pegged currencies. All deposits earned interest in the range between 0.2%-4.5% (31 December 2019: 1%-4.85%) and are held for varying periods between one month to less than 5 years depending on the immediate cash requirements of the Group.